Income Taxes (Reconciliation of Statutory U.S. Corporate Federal Income Tax Rate to Effective Income Tax Rate) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
U.S. federal income tax rate	35.00%	35.00%	35.00%
Changes in rate due to:
U.S. State and local taxes	0.64%	0.67%	1.14%
U.S. tax benefit on foreign dividends	(1.49%)	(0.96%)	0.17%
Taxes on non-U.S. earnings	(9.70%)	(10.88%)	(8.13%)
PPG dividends paid to the ESOP	(0.18%)	(0.41%)	(0.57%)
U.S. tax incentives	(1.92%)	(1.79%)	(1.75%)
Significant audit settlements		(1.42%)
Other	(1.45%)	1.07%	(1.18%)
One-time charge, tax law change			6.64%
Effective income tax rate	20.90%	21.28%	31.32%